Commitments and Contingent Liabilities (Details 1) (Futures Contracts [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Futures Contracts [Member]
Future contract activity statements of financial condition location
Notional Value	$ (20.8)	$ (64.6)
Fair Value	$ 0.9	$ (0.3)